Debt (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Sep. 09, 2016	Mar. 09, 2017	Mar. 09, 2017	Feb. 28, 2017	Feb. 23, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest expense						$ 15,350		$ 15,220
Accretion of debt discount						$ (174,629)		$ (165,481)
Common stock shares reserved under stock option plan						19,595,000		19,595,000
Exercise Price								$ 1.25
Market price of common stock								$ 1.54
Estimated volatility								92.30%
Risk free interest rate								1.23%
Expected dividend rate								0.00%
Expected life								5 years
Fair value								$ 340,735
Beneficial conversion intrinsic value								359,265
Debt discount								$ 700,000
Period for accretion of discount								1 year 3 months
KCC [Member] | Loan agreement [Member]
Interest expense						$ 12,345
Accretion of debt discount						131,799
Convertible debt financing, Maximum amount	$ 900,000
Interest rate	7.00%				7.00%
Maturity date	Dec. 31, 2017				Feb. 23, 2018
Convertible debt financing, Loan received	$ 700,000				$ 395,000
Convertible debt financing, Remaining amount	$ 200,000
Debt instrument terms of conversion feature

(i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23

					(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Exercise Price	$ 1.25
Market price of common stock	$ 1.54
Estimated volatility	92.30%
Risk free interest rate	1.23%
Expected dividend rate	0.00%
Expected life	5 years
Fair value	$ 340,735
Beneficial conversion intrinsic value	359,265
Debt discount	$ 700,000					$ 402,720
Period for accretion of discount	1.25 years					The remaining debt discount of $402,720 will be amortized over the next three quarters through December 31, 2017
KCC [Member] | Series F Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan				114,493
Debt instrument terms of conversion feature				(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
KCC [Member] | Series E Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan	584,416
Debt instrument terms of conversion feature

(i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant

Joseph Sierchio [Member] | Loan agreement [Member]
Interest rate					7.00%
Maturity date					Feb. 23, 2018
Convertible debt financing, Loan received					$ 25,000
Debt instrument terms of conversion feature					(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.
Joseph Sierchio [Member] | Series F Warrant [Member] | Loan agreement [Member]
Common stock shares reserved under stock option plan				7,246
Debt instrument terms of conversion feature				(i) $3.45; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.
February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member]
Interest expense						$ 3,005
Accretion of debt discount						42,830
Debt discount						$ 400,456
Period for accretion of discount						The remaining debt discount of $400,456 will be amortized over the next four quarters through March 31, 2018
February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Series F Warrant [Member]
Common stock shares reserved under stock option plan		128,985	128,985
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which the holder elects to exercise the Warrant

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | KCC [Member]
Convertible debt financing, Maximum amount		$ 395,000	$ 395,000
Interest rate		7.00%	7.00%
Maturity date		Feb. 23, 2018
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | KCC [Member] | Series F Warrant [Member]
Common stock shares reserved under stock option plan		114,493	114,493
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Investor [Member]
Convertible debt financing, Maximum amount		$ 25,000	$ 25,000
Interest rate		7.00%	7.00%
Maturity date		Feb. 23, 2018
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Investor [Member] | Series F Warrant [Member]
Common stock shares reserved under stock option plan		7,246	7,246
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Joseph Sierchio [Member]
Convertible debt financing, Maximum amount		$ 25,000	$ 25,000
Interest rate		7.00%	7.00%
Maturity date		Feb. 23, 2018
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

February 2017 Loan Agreements [Member] | From February 23, 2017 to March 9, 2017 [Member] | Joseph Sierchio [Member] | Series F Warrant [Member]
Common stock shares reserved under stock option plan		7,246	7,246
Debt instrument terms of conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant